Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
CURRENT ASSETS:
Cash and cash equivalents
Trade accounts receivable	399
Advances to various creditors	47
Prepayments and other (Note 9)	1,089
Vessel held for sale (Note 6)	25,200
Total current assets	26,735
FIXED ASSETS:
Vessels, net (Notes 4)	177,292
Other fixed assets, net	1,851
Total fixed assets	179,143
OTHER NON CURRENT ASSETS:
Restricted cash (Note 18)	5,537
Total assets	211,415
CURRENT LIABILITIES:
Current portion of debt (Note 10)	150,395
Debt from related parties (Note 10)	2,632
Debt related to vessel held for sale (Note 10)	19,592
Derivative financial instruments (Note 18)	5,811
Due to related parties (Notes 1 and 7)	2,150
Accounts payable	3,732
Accrued liabilities	6,659
Unearned revenue	2,659
Total current liabilities	193,630
NON-CURRENT LIABILITIES:
Other non-current liabilities (Note 20)	4,706
Total non-current liabilities	4,706
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; none issued
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 2,449,648 and 2,469,648 shares issued and outstanding at December 31, 2012 and December 31, 2013 (Note 12)	24
Additional paid-in capital (Note 12)	293,109
Accumulated other comprehensive income	37
Accumulated deficit	(280,091)
Total stockholders' equity	13,079
Total liabilities and stockholders' equity	211,415
Total liabilities	$ 198,336